STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		60 Months Ended	66 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (18,519)	$ (16,754)	$ (30,441)	$ (24,973)	$ (110,222)	$ (128,741)
Changes in operating assets and liabilities:
Decrease (Increase) in prepaid expenses	4,500		(4,500)		(4,500)
Increase (Decrease) in accounts payable	5,000	1,908	(1,735)	881		5,000
Increase (Decrease) in accrued interest - related party	(9,024)	(1,735)	4,347	2,641	9,024
Net cash used in operating activities	(18,043)	(16,581)	(32,329)	(21,451)	(105,698)	(123,741)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock				928	30,928	30,928
Payment of offering costs	(47,636)					(47,636)
Payments for treasury stock	(6,928)					(6,928)
Proceeds from related party advances	74,386		26,382		26,382	100,768
Net cash provided by financing activities	17,822	11,100	26,382	27,428	106,310	124,132
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(221)	(5,481)	(5,947)	5,977	612	391
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF PERIOD	612	6,559	6,559	582
CASH AND CASH EQUIVALENTS AT END OF PERIOD	391	1,078	612	6,559	612	391
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the period for interest	484
NON-CASH SCHEDULE OF INVESTING AND FINANCING ACTIVITIES
Conversion of notes payable (related party), advances (related party) and accrued interest to notes payable (related party)	120,000
Deferred offering costs included in accounts payable	75,225
Related Party Transactions
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable - related party		11,100		26,500	49,000	49,000
Payments for note payable - related party	$ (2,000)					$ (2,000)